Investment Strategy - Teucrium Venezuela Future Opportunities ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index.
MarketVector™ Venezuela Future Opportunities Index
The Index tracks the performance of common stocks, or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), of Venezuelan Companies and Venezuela Exposed Companies (as each term is defined herein). Venezuelan Companies are companies assigned to the Venezuela universe of the MarketVector™ Total Global Equity Index (the “Parent Index”), incorporated in Venezuela, or that derive at least 50% of their revenue or related assets from Venezuela. Venezuela Exposed Companies are companies that (i) disclose Venezuela-specific revenue, assets or employees in financial statements or regulatory filings, (ii) operate joint ventures with Petróleos de Venezuela, S.A. (PDVSA), Venezuela’s state-owned oil and gas company, hold OFAC licenses to operate in Venezuela, or hold claims on Venezuelan assets, or (iii) maintain an operating presence in Venezuela, such as oil and gas or other industrial equipment companies that own (or have claims on ownership of) equipment located in Venezuela, industrial equipment companies whose products are distributed in Venezuela, or companies that have joint ventures or partnerships with Venezuelan entities.
At the time of each annual reconstitution of the Index, securities must meet investability requirements, including:
•For securities not currently in the Index:
◦a free-float (i.e., the proportion of shares that are publicly available) of at least 10%;
◦a market capitalization exceeding $250 million;
◦a three-month average daily trading volume of at least $1 million as of each of the current, and previous two, Index component selection dates; and
◦at least 250,000 shares traded per month over the last six months as of each of the current, and previous two, Index component selection dates.
•For securities already in the Index:
◦a free-float of at least 5%;
◦a market capitalization exceeding $125 million;
◦a three-month average daily trading volume of at least $200,000 as of at least two of the last three Index component selection dates.
•In addition, at least one of the following applies to securities already in the Index:
◦a three-month average daily trading volume of at least $600,000 at the current quarter or at one of the last two Index component selection dates; or
◦at least 200,000 shares traded per month over the last six months as of the current Index component selection date or one of the previous two selection dates.
•For recent initial public offerings, spin-offs and post-merger/acquisition special purpose acquisition companies, which may qualify once for fast-track addition at a regularly scheduled review:
◦a free-float of at least 10%;
◦a market capitalization exceeding $250 million;
◦an average daily trading volume of at least $1 million; and
◦at least 250,000 shares traded per month (or per 22 days).
The Index is reconstituted on an annual basis in September and rebalanced on a quarterly basis in March, June, September and December. The Index Provider may also conduct ad hoc reviews to add eligible Venezuelan companies or companies deriving at least 50% of their revenues or assets from Venezuela, such as following the lifting or easing of applicable sanctions. The Index utilizes a proprietary equal weighting strategy under which constituents are equally weighted, subject to a maximum weight for each constituent based on its three-month average daily trading volume, with any excess weight redistributed equally among uncapped constituents. At times, other adjustments are made to constituent weightings to reflect foreign ownership limits or sanctions. Although the Index’s geographic exposure may change from time to time, as of October 30, 2026, the index has 51 constituents from the following countries: France, Germany, Hong Kong, Japan, London, Mexico, Spain, Sweden, Switzerland, the United States.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations such as tax diversification requirements that apply to the Fund but not to the Index).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the components of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus the components of the Index are concentrated in the oil, gas and consumable fuels industry. While the Fund’s exposure to sectors may change over time, as of the date of this Prospectus, the Fund had significant exposure to companies in the Energy, Consumer Staples, Materials, Financial Services, and Industrials Sectors.
The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the components of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus the components of the Index are concentrated in the oil, gas and consumable fuels industry. While the Fund’s exposure to sectors may change over time, as of the date of this Prospectus, the Fund had significant exposure to companies in the Energy, Consumer Staples, Materials, Financial Services, and Industrials Sectors.